Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Sales	$ 6,955	$ 5,043	$ 5,271
Israel [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	3,526	2,636	2,815
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	2,159	1,822	1,885
Europe [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	2,437	2,014	2,079
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,305	517	668
South America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	1,095	424	441
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	1,186	859	910
North America [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	897	757	816
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,876	1,432	1,423
Asia [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	861	643	615
Others [Member]
Disclosure of geographical areas [Line Items]
Sales	429	413	385
Others [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	56	48	47
Subtotal [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	8,872	6,522	6,813
Intercompany sales [Member] | Assets [Member]
Disclosure of geographical areas [Line Items]
Sales	$ (1,917)	$ (1,479)	$ (1,542)